Long-term Debt - Senior Unsecured Notes due 2026 Narrative (Details) $ in Thousands, $ in Millions			12 Months Ended
	Oct. 31, 2024 USD ($)	Aug. 09, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings			$ 516,234	$ 377,831	$ 18.0
Loss on redemption			11,463	0
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Principal value		$ 300,000
Net cash proceeds		$ 286,000
Borrowings, interest rate		6.875%
Fair market value of borrowings			0	300,608		$ 298,107
Loss on redemption	$ 11,500		(11,463)
Amount of premium	5,200
Unamortized transaction costs	6,300
Senior Notes 2026 | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.90%
Senior Notes 2026 | Coupon Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.90%
Senior Notes 2026 | Debt Discount And Transaction Costs Netting
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings		$ 14,000
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Principal value	450,000
Net cash proceeds	$ 450,000
Borrowings, interest rate	8.00%
Fair market value of borrowings	$ 446,600		$ 449,289	$ 0
Senior Notes 2029 | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.476%
Senior Notes 2029 | Debt Discount And Transaction Costs Netting
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings	$ 8,700